Debt - Schedule of Maturities of Non Current Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
2023	$ 10,190
2024	10,190
2025	85,190
2026	10,190
2027	31,597
2028 and thereafter	2,510,666
Total	$ 2,658,023	$ 2,794,108